Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,345,000
Previously Paid Amount	0.00
Total Fee Amount	205.92
Total Offset Amount	0.00
Net Fee	205.92
Narrative - Max Aggregate Offering Price	$ 1,345,000
Final Prospectus	true